Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2021
Critical accounting estimates and judgments [Abstract]
Critical accounting estimates and judgements	Critical accounting estimates and judgements
In the application of the Group’s accounting policies the directors are required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
Critical accounting estimates
The estimates and underlying assumptions are reviewed on an ongoing basis. The critical estimates that the directors have made in the process of applying the Group's accounting policies that have the most significant effect on the amounts recognised in the financial statements are discussed below.
Recognition of revenue
Revenue is recognised upon the satisfaction of performance obligations, which occurs when control of the good or service transfers to the customer. Control transfers over time in relation to the majority of research and design activities performed during the years ended December 31, 2021 and 2020, and either external costs or labor hours incurred are utilised as the relevant input method in order to estimate the extent to which the performance obligations have been satisfied at the end of the reporting period depending on the nature of the arrangement.
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 20% increase or decrease in the estimated future costs to be incurred in the delivery of partially unsatisfied performance obligations relating to the Group’s most significant revenue contract as at December 31, 2021.

	Change in estimated future costs	Effect on profit before tax	Effect on equity
		£’000	£’000
Change in the estimated future costs to be incurred in delivering partially unsatisfied performance obligations	+20%	(201)	(201)
	-20%	173	173
During the year ended December 31, 2021, the Group reassessed its estimate of total projected external costs to be incurred over the course of its collaboration with Celgene. As a result of changes in the competitive landscape during the period and additional estimated costs relating to the design and profiling of additional candidate compounds to further support the Group’s patent applications, the Group’s expectations of total projected external costs at December 31, 2021 were 33% higher at December 31, 2021 than at December 31, 2020.
3.Critical accounting estimates and judgements (continued)
Leases
In applying IFRS 16 ‘Leases’, management has made estimates in determining an appropriate asset-specific discount rate to apply with respect to leases commencing during the period as it was not possible to identify the interest rate implicit in the leases which the Group entered into. Although the Group does not expect its estimates of the incremental borrowing rates to generate material differences within a reasonable range of sensitivities, judgement is involved in selecting an appropriate rate, and the rate selected for each lease will have an impact on the value of the lease liability and corresponding right-of-use asset in the statement of financial position.
Gates Foundation private placement buy-back rights
Under the terms of the Company’s private placement with the Gates Foundation, the latter has the right to sell, or require the Group to buy-back any shareholdings in the Group held by the Gates Foundation at the higher of the public offering price and the market value of the shares if the Group is in breech of certain terms within the agreement. This right constitutes a derivative financial liability for the Company which is recognised at fair value through profit and loss. The Group has assessed the likelihood of a default occurring as very low as at December 31, 2021, and as such the fair value of this liability has been estimated as nil at the balance sheet date.
Share-based payments provision
The Group operates an approved share option plan. The fair value of share options granted is measured using the Black-Scholes model at each grant date taking into account various assumptions detailed in note 31, the key assumption being the market value of shares at the grant date for grants made prior to the Company's IPO. The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the estimated fair value of share based payment awards issued awarded during the period.

	Change in % Complete Estimate	Effect on profit before tax	Effect on equity
		£’000	£’000
Change in estimated market value of share options at grant date	+10%	(711)	(711)
	-10%	711	711
Purchase price allocation estimates relating to the acquisition of Allcyte GmbH (“Allcyte”),
The Group acquired Allcyte on August 18, 2021 as detailed in note 28. Establishing the purchase price allocation for the acquisition involves estimation to establish the fair value of the IP intangible capitalised and to estimate the useful economic life over which the intangible should be amortised. A market participant valuation methodology has been applied in order to estimate the intrinsic value of the technology IP acquired in the acquisition by taking into account the increased probability of success that a market participant might derive from utilizing the acquiree’s technology in the design and development of drug candidates over time.
3.Critical accounting estimates and judgements (continued)
Accounting judgements
In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognised in the financial statements:
Recognition of revenue
Management judgement is required to determine the performance obligations under each agreement and appropriately allocate revenue to the identified performance obligations in line with IFRS 15. Judgement is also required in determining the point at which the total costs to be incurred in delivering a performance obligation can be reliably estimated such that revenue can be recognised in excess of recoverable costs incurred.
Further judgement is required to determine whether sources of variable consideration are constrained as at the end of the reporting period as a result of it not being highly probable that a significant reversal in the amount of cumulative revenue recognised would not occur when the uncertainty associated with the variable consideration is subsequently resolved. Constraint is typically considered to be removed in relation to milestone/opt-in amounts when written confirmation of achievement has been provided by the counterparty or achievement has been ratified at a project Joint Steering Committee.
Loss-making contracts
Management judgement is required in order to determine whether the unavoidable costs of meeting the obligations under each collaboration arrangement exceed the economic benefits expected to be received under it. Where such costs are in excess of the Group’s best estimate of future revenues to be generated from the arrangement a provision is recorded in accordance with IAS 37.
The company has assessed the value of the remaining transaction price relating to the outstanding performance obligations relative to the value of the remaining unavoidable costs of meeting the obligations under contracts relating to the Group’s customers and determined that no provision for future operating losses is required as at December 31, 2021.
Leases
In applying IFRS 16 ‘Leases’, management has applied judgement in respect of the lease term in order to determine whether the Group is reasonably certain to exercise extension options or invoke break clauses included in the lease contracts. For all of the Group's leased properties management have determined that it is not reasonably certain that extension options will be exercised and/or break clauses not utilised as at December 31, 2021 and as such the lease term in each instance has been set with reference to the break clause date rather than the lease end date.
Deferred tax recoverability
Management has made a judgement about the availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilised. At December 31, 2021, the Group has decided not to recognise a UK deferred tax asset of £31,756,000 (2020: asset of £4,635,000) relating to losses and other timing differences due to the uncertainty involved in determining the future profitability of the Group.